Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2023
Finance income and finance costs
Schedule of finance income and finance costs
Finance income and finance costs comprise of the following:

	For the year ended December 31,
In thousands of USD	2021	2022	2023
Foreign exchange gain	22,162	10,496	1,336
Interest and similar income	258	388	1,738
Interest income from financial assets at fair value through OCI	2,344	4,064	2,788
Fair value gain on financial assets at fair value through profit or loss	—	—	237
Other income	—	305	90
Finance income	24,764	15,253	6,189
Foreign exchange loss	7,485	7,492	11,804
Interest and similar expense	1,606	1,718	2,168
Fair value loss on financial assets at fair value through profit and loss	998	7,167	13,601
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 12)	—	2,290	3,908
Other charges	242	951	—
Finance costs	10,331	19,618	31,481